Commitments and Contingent Liabilities	9 Months Ended
Sep. 30, 2025
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES:

a.	Noncancelable Purchase Obligations

The Company depends upon third party subcontractors for manufacturing of wafers, packaging and final tests. As of September 30, 2025, and December 31, 2024, the total value of open purchase orders acknowledged by such manufacturing contractors was approximately $5,686 thousand and $8,044 thousand, respectively.

The Company has noncancelable purchase agreements for certain IP embedded in the Company’s products as well as certain agreement for the license of development tools used by the development team. As of September 30, 2025, and December 31, 2024, the total value of non-paid amounts related to such agreements totaled to $611 thousand and $2,349 thousand, respectively.

b.	Legal proceedings

As of September 30, 2025 and December 31, 2024, the Company is not a party to, or subject to the provisions of any order, writ, injunction, judgment or decree of any court or governmental agency or instrumentality. There is no material action, suit, proceeding or investigation by the Company currently pending or that the Company intends to initiate.

On March 26, 2024, the Company received a complaint from a customer regarding allegedly damaged chips due to a certain batch production incident that customer embedded in its product. The Company identified and remedied the production process.

On September 10, 2024, the customer sent a cost claim letter in the amount of 2,096 thousand Euro ($2,459 thousand).

In 2024, the Company recorded a relevant provision in its financial statements, within its other current liabilities. Relevant expenses were recorded in the general and administrative expenses.

In June 2025, following the ongoing discussions with the customer and updated indications, the Company decreased the provision in its financial statements by $323 thousand. Relevant income was recorded in the general and administrative expenses.

In October, the insurance company provided a draft release and discharge agreement to be signed by the Company, the customer, and the insurer. Subject to the final execution of such agreement by all parties, the insurance company will pay the customer $1,726 thousand, less a $250 thousand retention amount to be paid by the Company, as final settlement of the claim.

Based on the progress achieved to date and the insurance company’s written confirmation of its intent to settle, management determined that the realization of the reimbursement from the insurer is probable and the amount is reasonably estimable. Accordingly, the Company recognized in Q3 2025 an insurance recovery asset of $1,476 thousand (representing the expected reimbursement from the insurer). The related income was recognized within general and administrative expenses in the consolidated statement of operations.